Foreign currency translation reserve and Other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 658,673				₨ 554,593		₨ 559,333
Translation difference related to foreign operations, net	16,590		$ 202		4,121		(656)
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(133)		(2)		(158)		0
Balance at the end of the year	781,753		9,512		658,673		554,593
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	26,850	[1]			22,936		23,539
Translation difference related to foreign operations, net	16,538				4,072
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(133)				(158)
Balance at the end of the year	₨ 43,255		$ 526	[1]	₨ 26,850	[1]	₨ 22,936

[1]	Refer to Note 20